Revenue - Narrative (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 2,336
Contract liabilities	36
Heartland Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	6
2025 to 2027
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	455
2028 to 2030
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	391
2031 to 2035
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	668
2036 and Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 822